Document And Entity Information	Sep. 06, 2019
Cover [Abstract]
Entity Registrant Name	Nanometrics Incorporated
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000704532
Document Period End Date	Sep. 06, 2019
Entity Emerging Growth Company	false
Entity File Number	001-13470
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	1550 Buckeye Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	545-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value per share
Trading Symbol	NANO
Name of each exchange on which registered	NASDAQ